Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document and Entity Information:
Entity Registrant Name	American Resources Corporation
Entity Central Index Key	0001590715
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	To update financials.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Fiscal Year Focus	2018